Cost of Sales - Summary of Cost of Sales (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cost Of Sales [Abstract]
Opening inventories	€ 80,211	€ 63,909	€ 69,685
Purchases of raw materials	152,181	161,625	105,643
Purchases of finished products	27,751	23,169	15,161
Labour costs	86,352	80,346	71,937
Depreciation and amortisation	8,356	7,895	10,144
Third party manufacturers costs	1,587	2,172	2,829
Other manufacturing costs	19,250	15,922	14,853
Government grants related to PPE	(1,414)	(1,252)	(1,192)
Closing inventories	(70,120)	(80,211)	(63,909)
Total	€ 304,154	€ 273,575	€ 225,151